Consolidated Statements of Profit or Loss and Comprehensive Income or Loss (Parenthetical)	Jun. 30, 2025 € / shares
Consolidated Statements of Profit or Loss and Comprehensive Income or Loss
Exercise price of contingently issuable shares, per share	€ 0